DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregation of Revenues by Geographical Market (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Revenues	$ 88,976,328	$ 84,333,261	$ 99,790,386
Over the Time [Member]
Revenues [Abstract]
Revenues	35,702,603	45,192,999	54,764,097
At a Point in Time [Member]
Revenues [Abstract]
Revenues	53,273,725	39,140,262	45,026,289
External Market [Member]
Revenues [Abstract]
Revenues	22,951,848	14,391,615	18,792,031
Local Market [Member]
Revenues [Abstract]
Revenues	66,024,480	69,941,646	80,998,355
Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues		35,473,714
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	24,502,882	35,473,714	46,483,347
Reportable Segments [Member] | Natural Gas Transportation [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	24,502,882	35,473,714	46,483,347
Reportable Segments [Member] | Natural Gas Transportation [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Natural Gas Transportation [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Natural Gas Transportation [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	24,502,882	35,473,714	46,483,347
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Revenues [Abstract]
Revenues	55,730,775	41,654,904	47,547,304
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	2,457,050	2,514,642	2,521,015
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	53,273,725	39,140,262	45,026,289
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | External Market [Member]
Revenues [Abstract]
Revenues	22,951,848	14,391,615	18,792,031
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	32,778,927	27,263,289	28,755,273
Reportable Segments [Member] | Other Services [Member]
Revenues [Abstract]
Revenues	8,284,497	6,587,852	5,192,071
Reportable Segments [Member] | Other Services [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	8,284,497	6,587,852	5,192,071
Reportable Segments [Member] | Other Services [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Other Services [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Other Services [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	8,284,497	6,587,852	5,192,071
Reportable Segments [Member] | Telecommunications [Member]
Revenues [Abstract]
Revenues	458,174	616,791	567,664
Reportable Segments [Member] | Telecommunications [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	458,174	616,791	567,664
Reportable Segments [Member] | Telecommunications [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Telecommunications [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Telecommunications [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	$ 458,174	$ 616,791	$ 567,664